Concentrations of Credit Risk and Major Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations of Credit Risk and Major Customers [Abstract]
Summary of major customer
	Three Months Ended March 31,
Customer	2014	2013
A	*	44%
B (Yew Pharmaceutical, a related party)	22%	20%
C	*	18%
D	*	11%
E	33%	*

*	Less than 10%

	Years Ended December 31,
Customer	2013	2012
A	*	17%
B	21%	15%
C	*	11%
D	*	10%
E	17%	*

*	Below 10%